Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST
Prospectus Date	rr_ProspectusDate	Dec. 28, 2012
Document Creation Date	dei_DocumentCreationDate	Dec. 13, 2012